Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories
Finished goods	$ 23,990	$ 41,310
Work in process	63,025	72,070
Raw materials	21,346	29,729
Supplies	346	665
Inventories	$ 108,707	$ 143,774